Investment securities	9 Months Ended
Jul. 31, 2019
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Investment securities
7.	Investment securities

The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

	As at
($ millions)	July 31 2019	April 30 2019	October 31 2018
Debt investment securities measured at FVOCI	$56,197	$59,159	$55,843
Debt investment securities measured at amortized cost	24,226	23,932	20,743
Equity investment securities designated at FVOCI	1,559	1,500	1,305
Equity investment securities measured at FVTPL	610	555	505
Total investment securities	$82,592	$85,146	$78,396

(a)	Debt investment securities measured at fair value through other comprehensive income (FVOCI)

As at July 31, 2019 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$10,690	$198	$12	$10,876
Canadian provincial and municipal debt	2,894	31	7	2,918
U.S. treasury and other U.S. agency debt	17,880	302	8	18,174
Other foreign government debt	19,950	124	17	20,057
Other debt	4,156	26	10	4,172
Total	$55,570	$681	$54	$56,197

As at April 30, 2019 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$8,774	$147	$6	$8,915
Canadian provincial and municipal debt	2,995	20	11	3,004
U.S. treasury and other U.S. agency debt	22,546	196	37	22,705
Other foreign government debt	18,806	72	32	18,846
Other debt	5,694	16	21	5,689
Total	$58,815	$451	$107	$59,159

As at October 31, 2018 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$8,903	$38	$50	$8,891
Canadian provincial and municipal debt	4,403	3	54	4,352
U.S. treasury and other U.S. agency debt	19,298	6	163	19,141
Other foreign government debt	20,022	49	81	19,990
Other debt	3,503	6	40	3,469
Total	$56,129	$102	$388	$55,843

(b)	Debt investment securities measured at amortized cost

	As at
	July 31, 2019		April 30, 2019		October 31, 2018
($ millions)	Fair value	Carrying value(1)	Fair value	Carrying value(1)	Fair value	Carrying value(1)
Canadian federal and provincial government issued or guaranteed debt	$5,278	$5,317	$5,806	$5,859	$6,530	$6,681
U.S. treasury and other U.S. agency debt	3,726	3,766	4,002	4,074	4,321	4,462
Other foreign government debt	2,487	2,488	2,990	3,006	3,086	3,131
Corporate debt	12,827	12,655	11,022	10,993	6,379	6,469
Total	$24,318	$24,226	$23,820	$23,932	$20,316	$20,743
(1)	Balances are net of impairment allowances of $1 (April 30, 2019 – nil; October 31, 2018 – $1).

(c)	Equity investment securities designated as at fair value through other comprehensive income (FVOCI)

The Bank has designated certain instruments, shown in the following table, as equity securities FVOCI, as these investments are expected to be held for the long-term for strategic purposes.

As at July 31, 2019 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$145	$2	$50	$97
Common shares	1,280	193	11	1,462
Total	$1,425	$195	$61	$1,559

As at April 30, 2019 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$145	$2	$48	$99
Common shares	1,243	172	14	1,401
Total	$1,388	$174	$62	$1,500

As at October 31, 2018 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$334	$–	$54	$280
Common shares	937	126	38	1,025
Total	$1,271	$126	$92	$1,305